Filed pursuant to Rule 497(e)

File Nos. 33-78944 and 811-08512

PREMIER VIT

Supplement Dated June 5, 2008

to the Prospectus Dated May 1, 2008

The information under “Fund Management — Portfolio Managers – Oppenheimer Capital” in the Prospectus is hereby replaced with the following:

Portfolio Managers

Oppenheimer Capital

The following individuals of Oppenheimer Capital have or share primary responsibility for managing the noted Portfolios.

Thomas Browne, Senior Vice President and Portfolio Manager/Analyst for Oppenheimer Capital’s Small Cap Value and Small Cap Core Strategies, is the portfolio manager of the Small Cap Portfolio. Prior to joining the firm in 2003, he held portfolio management and equity analysis positions at SEB Asset Management and Palisade Capital Management. Mr. Browne holds a BBA from the University of Notre Dame and an MBA from New York University’s Stern School of Business.

Nicholas Frelinghuysen, Senior Vice President at Oppenheimer Capital, is the portfolio manager of the Mid Cap Portfolio. Mr. Frelinghuysen serves as a Senior Research Analyst for Oppenheimer Capital since 1999. Mr. Frelinghuysen holds a BA from Princeton University and an MBA from the University of Pennsylvania’s Wharton School of Business.

Martin Fetherston, Vice President and a portfolio manager/analyst in Oppenheimer Capital’s fixed income group, is a portfolio manager of the Balanced Portfolio. Prior to joining the firm in 2007, he was portfolio manager for First Investors Management Company managing the Investment Grade portfolios and corporate bonds. He also spent four years as Senior Portfolio Manager at the Dreyfus Corporation. He earned an MBA from NYU’s Stern School of Business and a BA from the College of Holy Cross. He is CFA charter holder and a member of both the CFA Institute and the New York Society of Security Analysts.

Colin Glinsman, is Chief Investment Officer of Officer of Oppenheimer Capital’s Value/Core Equity platform and is a portfolio manager of the Balanced Portfolio. He joined Oppenheimer Capital in 1989. Mr. Glinsman holds a BA from Yale University and an MS from New York University.

Gerald E. Thunelius, Senior Vice President, Director of Fixed Income Management for Oppenheimer Capital and a portfolio manager/analyst in the firm’s fixed income group, is a portfolio manager of the Balanced Portfolio. Prior to joining the firm in 2007, he was Chief Investment Officer of Gartmore Morley Financial. He also led the taxable fixed income group at The Dreyfus Corporation where he managed the full spectrum of fixed income disciplines. Mr. Thunelius has a BBA in Finance from Dowling College.

Robert K. Urquhart, Managing Director and senior portfolio manager/analyst for Oppenheimer Capital’s Large Cap Growth and Strategic Equity Strategies, is the portfolio manager of the Equity Portfolio and the co-portfolio manager of the Managed Portfolio, focusing on the equity portion of that Portfolio. Mr. Urquhart joined Oppenheimer Capital in 1999. Mr. Urquhart has a BS from the University of Colorado and an MBA from Harvard Graduate School of Business Administration.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed and ownership of securities in the Portfolios.

PREMIER VIT

OpCap Balanced Portfolio

Supplement Dated June 5, 2008

to the Prospectus Dated May 1, 2008

The information under “Fund Management — Portfolio Managers – Oppenheimer Capital” in the Prospectus is hereby replaced with the following:

Portfolio Managers

Oppenheimer Capital

The following individuals of Oppenheimer Capital have or share primary responsibility for managing the Portfolio.

Martin Fetherston, Vice President and a portfolio manager/analyst in Oppenheimer Capital’s fixed income group, is a portfolio manager of the Balanced Portfolio. Prior to joining the firm in 2007, he was portfolio manager for First Investors Management Company managing the Investment Grade portfolios and corporate bonds. He also spent four years as Senior Portfolio Manager at the Dreyfus Corporation. He earned an MBA from NYU’s Stern School of Business and a BA from the College of Holy Cross. He is CFA charter holder and a member of both the CFA Institute and the New York Society of Security Analysts.

Colin Glinsman, is Chief Investment Officer of Officer of Oppenheimer Capital’s Value/Core Equity platform and is a portfolio manager of the Balanced Portfolio. He joined Oppenheimer Capital in 1989. Mr. Glinsman holds a BA from Yale University and an MS from New York University.

Gerald E. Thunelius, Senior Vice President, Director of Fixed Income Management for Oppenheimer Capital and a portfolio manager/analyst in the firm’s fixed income group, is a portfolio manager of the Balanced Portfolio. Prior to joining the firm in 2007, he was Chief Investment Officer of Gartmore Morley Financial. He also led the taxable fixed income group at The Dreyfus Corporation where he managed the full spectrum of fixed income disciplines. Mr. Thunelius has a BBA in Finance from Dowling College.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed and ownership of securities in the Portfolio.